UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-07816

Registrant Name:	PCM Fund Inc.

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2018

Item 1. Schedule of Investments

Schedule of Investments

PCM Fund, Inc.

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 149.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.8%
AkzoNobel U.S. LLC
TBD% due 09/20/2025	$100	$100
Banff Merger Sub, Inc.
TBD% due 06/21/2019 ∎	2,000	1,992
Community Health Systems, Inc.
5.563% due 01/27/2021	91	90
Envision Healthcare Corp.
TBD% due 09/26/2025	100	100
Financial & Risk U.S. Holdings, Inc.
TBD% due 09/17/2025	200	200
Forbes Energy Services LLC
5.000% - 9.000% due 04/13/2021	472	477
Frontier Communications Corp.
6.000% due 06/15/2024	99	97
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(d)	3,000	2,243
McDermott Technology Americas, Inc.
7.242% due 05/12/2025	400	406
MH Sub LLC
5.915% due 09/13/2024	20	20
Multi Color Corp.
4.492% due 10/31/2024	3	3
Neiman Marcus Group Ltd.
5.370% due 10/25/2020	250	233
PetSmart, Inc.
5.120% due 03/11/2022	20	18
Sequa Mezzanine Holdings LLC
7.186% due 11/28/2021	40	39
11.200% due 04/28/2022 «	570	564
Verscend Holding Corp.
6.742% due 08/27/2025	30	30
West Corp.
6.242% due 10/10/2024	9	9
Westmoreland Coal Co.
4.077% - 10.562% due 05/21/2019 ∎
	273	279

Total Loan Participations and Assignments (Cost $7,603)		6,900

CORPORATE BONDS & NOTES 13.5%
BANKING & FINANCE 4.5%
Athene Holding Ltd.
4.125% due 01/12/2028	10	9
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028	24	23
5.000% due 04/20/2048	14	13
Cantor Fitzgerald LP
7.875% due 10/15/2019 (l)	740	769
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025	50	50
6.750% due 03/15/2022	74	76
Freedom Mortgage Corp.
8.250% due 04/15/2025	14	14
Hunt Cos., Inc.
6.250% due 02/15/2026	6	6
Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021	1,470	1,481
iStar, Inc.
4.625% due 09/15/2020	3	3
5.250% due 09/15/2022	10	10
Jefferies Finance LLC
7.500% due 04/15/2021	187	192
Kennedy-Wilson, Inc.
5.875% due 04/01/2024	14	14
Life Storage LP
3.875% due 12/15/2027	6	6
LoanCore Capital Markets LLC
6.875% due 06/01/2020	1,200	1,215
MetLife, Inc.
5.875% due 03/15/2028 •(i)	2	2
Nationstar Mortgage LLC
6.500% due 07/01/2021	146	146

Navient Corp.
5.875% due 03/25/2021 (l)	465	477
6.500% due 06/15/2022	16	17
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	10	10
Provident Funding Associates LP
6.375% due 06/15/2025	6	6
Springleaf Finance Corp.
5.625% due 03/15/2023	200	200
6.125% due 05/15/2022 (l)	131	135
6.875% due 03/15/2025	25	25
7.750% due 10/01/2021 (l)	150	163
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (g)	1,174	279
WeWork Cos., Inc.
7.875% due 05/01/2025	14	14

		5,355

INDUSTRIALS 8.9%
Associated Materials LLC
9.000% due 01/01/2024	1,730	1,808
BMC Software Finance, Inc.
8.125% due 07/15/2021	285	292
Centene Corp.
5.375% due 06/01/2026	2	2
Charles River Laboratories International, Inc.
5.500% due 04/01/2026	6	6
Charter Communications Operating LLC
4.200% due 03/15/2028	27	26
Cheniere Energy Partners LP
5.250% due 10/01/2025	5	5
Chesapeake Energy Corp.
5.589% (US0003M + 3.250%) due 04/15/2019 ~	10	10
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020	200	202
7.625% due 03/15/2020 (l)	700	704
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	6	6
Community Health Systems, Inc.
5.125% due 08/01/2021	505	494
6.250% due 03/31/2023 (l)	1,826	1,742
8.625% due 01/15/2024	72	75
CVS Pass-Through Trust
5.880% due 01/10/2028	1,164	1,225
DAE Funding LLC
4.500% due 08/01/2022	10	10
5.000% due 08/01/2024	30	29
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (l)	500	492
Enterprise Merger Sub, Inc.
8.750% due 10/15/2026 (c)	800	800
Exela Intermediate LLC
10.000% due 07/15/2023	23	25
Financial & Risk U.S. Holdings, Inc.
6.250% due 05/15/2026 (c)	30	30
Fresh Market, Inc.
9.750% due 05/01/2023 (l)	350	262
frontdoor, Inc.
6.750% due 08/15/2026	20	21
Full House Resorts, Inc.
8.575% due 01/31/2024 «	100	97
General Electric Co.
5.000% due 01/21/2021 •(i)	33	32
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026	28	28
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(d)	393	298
9.000% due 03/01/2021 ^(d)	374	280
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023	200	189
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026	14	14
PetSmart, Inc.
5.875% due 06/01/2025	22	18
Radiate Holdco LLC
6.875% due 02/15/2023	10	10
Sunoco LP
4.875% due 01/15/2023	14	14
T-Mobile USA, Inc.
4.750% due 02/01/2028	5	5
Transocean Pontus Ltd.
6.125% due 08/01/2025	28	29
Triumph Group, Inc.
4.875% due 04/01/2021	18	17

5.250% due 06/01/2022	4	4
UAL Pass-Through Trust
6.636% due 01/02/2024	473	497
Univision Communications, Inc.
5.125% due 05/15/2023	34	33
5.125% due 02/15/2025	10	9
Verscend Escrow Corp.
9.750% due 08/15/2026	270	279
ViaSat, Inc.
5.625% due 09/15/2025	18	17
VOC Escrow Ltd.
5.000% due 02/15/2028	10	10
WellCare Health Plans, Inc.
5.375% due 08/15/2026	16	16
Westmoreland Coal Co.
8.750% due 01/01/2022 ^(d)	1,225	337

		10,499

UTILITIES 0.1%
AT&T, Inc.
4.900% due 08/15/2037	70	67
5.450% due 03/01/2047	10	10
Sprint Corp.
7.625% due 03/01/2026	38	40

		117

Total Corporate Bonds & Notes (Cost $16,677)		15,971

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp.
5.000% due 10/01/2024	28	45

Total Convertible Bonds & Notes (Cost $51)		45

MUNICIPAL BONDS & NOTES 0.8%
ARKANSAS 0.1%
Little Rock Municipal Property Owners Multipurpose Improvement District No. 10, Arkansas Special Tax Bonds, Series 2007
7.200% due 03/01/2032	165	158

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	805	806

Total Municipal Bonds & Notes (Cost $923)		964

U.S. GOVERNMENT AGENCIES 5.4%
Fannie Mae
5.766% due 07/25/2029 •	170	186
7.966% due 07/25/2029 •	230	279
Freddie Mac
0.000% due 04/25/2045 - 11/25/2050 (b)(g)	3,517	2,516
0.000% due 04/25/2046 (b)(g)(l)	1,046	942
0.100% due 05/25/2020 - 11/25/2050 (a)	52,495	154
0.200% due 04/25/2045 (a)	1,136	1
0.687% due 01/25/2021 ~(a)	2,557	27
0.894% due 10/25/2020 ~(a)	8,219	90
2.080% due 11/25/2045 ~(a)	1,027	147
3.615% due 06/25/2041 ~(a)	10,500	918
7.366% due 10/25/2029 •	500	588
9.766% due 12/25/2027 •	448	556

Total U.S. Government Agencies (Cost $5,931)		6,404

NON-AGENCY MORTGAGE-BACKED SECURITIES 45.3%
Adjustable Rate Mortgage Trust
4.271% due 01/25/2036 ^~	162	153
Banc of America Alternative Loan Trust
6.112% due 04/25/2037 ^~	189	188
Banc of America Funding Trust
3.121% due 12/20/2034 ~	338	274
3.773% due 03/20/2036 ~	98	92
5.806% due 03/25/2037 ^~	103	97
7.000% due 10/25/2037 ^	606	491
Banc of America Mortgage Trust
3.674% due 11/25/2034 ~	148	151
4.310% due 06/25/2035 ~	101	98
4.488% due 06/20/2031 ~	395	405
Bancorp Commercial Mortgage Trust
5.881% due 08/15/2032 •(l)	2,300	2,337

Barclays Commercial Mortgage Securities Trust
7.158% due 08/15/2027 •(l)	900	890
BCAP LLC Trust
2.277% due 07/26/2036 ~	87	70
Bear Stearns ALT-A Trust
2.386% due 04/25/2037 •(l)	847	670
3.507% due 05/25/2036 ^~	278	258
3.658% due 01/25/2047 ~	43	38
3.690% due 05/25/2036 ~	44	37
3.804% due 08/25/2036 ^~	548	548
3.874% due 07/25/2035 ^~	153	135
3.927% due 11/25/2036 ^~	737	622
4.167% due 08/25/2036 ^~	284	193
4.375% due 09/25/2034 ~	99	98
Bear Stearns Asset-Backed Securities Trust
5.500% due 12/25/2035	44	38
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~(l)	1,025	969
5.911% due 04/12/2038 ~	40	40
BRAD Resecuritization Trust
2.186% due 03/12/2021 «	1,938	84
6.550% due 03/12/2021 «	362	359
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^Ø	419	351
CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~	32	24
CD Mortgage Trust
5.688% due 10/15/2048 (l)	1,454	749
Chase Mortgage Finance Trust
6.000% due 03/25/2037 ^	256	215
Citigroup Commercial Mortgage Trust
5.779% due 12/10/2049 ~(l)	682	467
Citigroup Mortgage Loan Trust
4.202% due 11/25/2036 ^~	113	110
4.308% due 11/25/2035 ~	1,868	1,417
4.447% due 08/25/2035 ^~	70	64
Citigroup Mortgage Loan Trust, Inc.
3.996% due 10/25/2035 ~	602	466
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.956% due 09/25/2035 ^~	174	153
CitiMortgage Alternative Loan Trust
5.500% due 04/25/2022 ^	23	23
Commercial Mortgage Asset Trust
6.000% due 11/17/2032	119	120
Commercial Mortgage Loan Trust
6.253% due 12/10/2049 ~	857	530
Commercial Mortgage Trust
5.505% due 03/10/2039 ~(l)	313	204
6.308% due 07/10/2046 ~(l)	690	704
Countrywide Alternative Loan Trust
2.496% due 02/25/2037 •	251	234
2.506% due 02/25/2036 ^•	834	699
2.766% due 10/25/2037 •	4,990	1,670
2.845% due 12/25/2035 •(l)	1,382	1,278
5.500% due 03/25/2035	562	425
6.000% due 11/25/2035 ^	178	66
6.000% due 04/25/2036 ^(l)	3,305	2,583
Countrywide Home Loan Mortgage Pass-Through Trust
2.856% due 03/25/2035 •	172	154
3.821% due 09/20/2036 ^~	120	105
3.925% due 09/25/2047 ^~	492	463
4.086% due 03/25/2046 ^•(l)	895	595
4.592% due 02/20/2036 ^•	11	9
6.000% due 05/25/2037 ^	309	249
Credit Suisse First Boston Mortgage Securities Corp.
7.000% due 02/25/2033	66	72
Credit Suisse Mortgage Capital Certificates
2.565% due 11/30/2037 ~	2,900	2,562
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036 Ø	245	170
6.000% due 07/25/2036	1,362	1,133
6.500% due 05/25/2036 ^	171	108
First Horizon Alternative Mortgage Securities Trust
4.145% due 08/25/2035 ^~	34	7
First Horizon Mortgage Pass-Through Trust
3.967% due 04/25/2035 ~	46	47
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 ~	312	311
GS Mortgage Securities Corp.
4.744% due 10/10/2032 ~	1,000	904
GS Mortgage Securities Trust
1.497% due 08/10/2043 ~(a)	13,526	272
2.402% due 05/10/2045 ~(a)	4,234	199
5.622% due 11/10/2039 (l)	729	629
GSR Mortgage Loan Trust
3.811% due 03/25/2047 ~(l)	1,352	1,242

HarborView Mortgage Loan Trust
2.668% due 01/19/2036 •	754	609
IndyMac Mortgage Loan Trust
3.016% due 11/25/2034 •	117	112
3.494% due 05/25/2036 ~	171	130
4.208% due 06/25/2037 ~	305	284
JPMorgan Alternative Loan Trust
6.500% due 03/25/2036 (l)	1,191	1,053
JPMorgan Chase Commercial Mortgage Securities Corp.
1.878% due 03/12/2039 ~(a)	198	1
JPMorgan Chase Commercial Mortgage Securities Trust
0.652% due 02/15/2046 ~(a)	59,583	719
5.771% due 01/12/2043 ~	122	123
JPMorgan Mortgage Trust
4.576% due 07/25/2035 ~	71	73
LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040 ~(l)	1,200	1,207
5.407% due 11/15/2038 (l)	354	273
5.562% due 02/15/2040 ~(l)	240	155
5.959% due 02/15/2040 ~	146	146
Lehman Mortgage Trust
5.000% due 08/25/2021 ^	156	156
5.754% due 04/25/2036 ~	177	161
6.000% due 05/25/2037 ^	356	359
MASTR Adjustable Rate Mortgages Trust
4.100% due 11/25/2035 ^~(l)	451	371
MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^•(l)	408	397
Merrill Lynch Mortgage Investors Trust
2.636% due 07/25/2030 •	126	120
2.876% due 11/25/2029 •	106	104
3.893% due 11/25/2035 •	153	156
Merrill Lynch Mortgage Trust
6.000% due 06/12/2050 ~(l)	41	41
Morgan Stanley Capital Trust
0.507% due 11/12/2049 ~(a)	6,174	24
5.399% due 12/15/2043 (l)	356	274
6.328% due 06/11/2049 ~	97	98
Morgan Stanley Mortgage Loan Trust
4.062% due 01/25/2035 ^~	272	221
6.000% due 08/25/2037 ^	242	195
Morgan Stanley Resecuritization Trust
3.859% due 03/26/2037 ~	5,469	5,155
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «	203	189
Motel 6 Trust
9.085% due 08/15/2019 •(l)	1,549	1,576
Regal Trust
2.434% due 09/29/2031 •	32	30
Residential Accredit Loans, Inc. Trust
4.701% due 01/25/2036 ^~(l)	375	342
6.000% due 08/25/2035 ^	268	252
6.500% due 09/25/2037 ^	258	228
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^	229	150
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2036 ^	245	239
Structured Adjustable Rate Mortgage Loan Trust
3.777% due 04/25/2036 ^~	352	299
3.897% due 01/25/2036 ^~	323	246
4.409% due 09/25/2036 ^~	169	156
Structured Asset Mortgage Investments Trust
2.426% due 08/25/2036 ^•	852	795
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^	151	116
Wachovia Bank Commercial Mortgage Trust
1.041% due 10/15/2041 ~(a)	1,141	0
5.691% due 10/15/2048 ~	60	60
5.720% due 10/15/2048 ~(l)	2,400	2,380
WaMu Mortgage Pass-Through Certificates Trust
2.518% due 11/25/2046 •	459	456
2.706% due 06/25/2044 •	483	477
3.603% due 12/25/2036 ^~(l)	352	345
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2036 ^(l)	1,407	1,094
Wells Fargo Alternative Loan Trust
5.500% due 07/25/2022	19	19
Wells Fargo-RBS Commercial Mortgage Trust
0.970% due 02/15/2044 ~(a)	14,259	226

Total Non-Agency Mortgage-Backed Securities (Cost $49,232)		53,510

ASSET-BACKED SECURITIES 69.6%
Airspeed Ltd.
2.428% due 06/15/2032 •	645	602

Asset-Backed Securities Corp. Home Equity Loan Trust
3.311% due 02/25/2035 •(l)	3,374	3,427
3.941% due 12/25/2034 •(l)	1,683	1,676
5.432% (US0001M + 3.250%) due 06/21/2029 ~	136	135
Bayview Financial Acquisition Trust
2.522% due 12/28/2036 •	86	86
Bear Stearns Asset-Backed Securities Trust
2.596% due 04/25/2036 •	2,377	2,780
2.596% due 06/25/2036 •	8	8
4.018% due 07/25/2036 ~	367	370
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030 ~	1,185	460
Centex Home Equity Loan Trust
2.966% due 01/25/2035 •(l)	1,643	1,604
Chrysler Capital Auto Receivables Trust
0.000% due 01/16/2023 «(g)	1	345
Citigroup Mortgage Loan Trust
2.376% due 12/25/2036 •	1,633	1,081
2.436% due 12/25/2036 •	887	469
2.666% due 11/25/2045 •(l)	4,266	4,220
2.916% due 11/25/2046 •	1,900	1,454
Citigroup Mortgage Loan Trust, Inc.
2.476% due 03/25/2037 •(l)	3,808	3,493
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	360	224
9.163% due 03/01/2033 ~	858	808
Countrywide Asset-Backed Certificates
2.346% due 12/25/2036 ^•(l)	1,209	1,116
2.356% due 06/25/2035 •(l)	2,504	2,294
2.356% due 06/25/2047 ^•(l)	2,834	2,611
2.366% due 04/25/2047 •(l)	1,007	969
2.416% due 06/25/2037 ^•(l)	801	722
2.456% due 05/25/2036 •(l)	8,437	6,077
3.866% due 06/25/2035 •(l)	4,000	3,581
Countrywide Asset-Backed Certificates Trust
2.486% due 09/25/2046 •	5,000	3,551
Crecera Americas LLC
4.567% due 08/31/2020 •	1,900	1,902
CWABS Asset-Backed Certificates Trust
4.091% due 10/25/2035 •	2,468	1,981
EMC Mortgage Loan Trust
3.266% due 05/25/2040 •	524	523
3.516% due 02/25/2041 •	318	313
Fremont Home Loan Trust
2.396% due 04/25/2036 •	967	782
GE Capital Mortgage Services, Inc. Trust
6.705% due 04/25/2029 ~	91	77
GSAMP Trust
3.966% due 12/25/2034 •	1,969	1,216
4.016% due 06/25/2035 •	2,200	2,158
Harley Marine Financing LLC
7.869% due 05/15/2043	1,000	990
Home Equity Mortgage Loan Asset-Backed Trust
2.456% due 04/25/2037 •(l)	4,784	3,613
HSI Asset Securitization Corp. Trust
2.326% due 04/25/2037 •(l)	3,758	2,209
MASTR Asset-Backed Securities Trust
2.326% due 08/25/2036 •(l)	3,270	1,810
Morgan Stanley ABS Capital, Inc. Trust
2.996% due 12/25/2034 •	163	157
Morgan Stanley Home Equity Loan Trust
3.281% due 05/25/2035 •	1,978	1,269
National Collegiate Commutation Trust
0.000% due 03/25/2038 •	3,500	1,912
People’s Financial Realty Mortgage Securities Trust
2.346% due 09/25/2036 •	1,528	475
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^Ø(l)	4,008	2,411
Residential Asset Securities Corp. Trust
2.906% due 08/25/2035 •(l)	4,350	4,157
Securitized Asset-Backed Receivables LLC Trust
2.646% due 01/25/2035 •	1,059	998
2.666% due 10/25/2035 •(l)	5,500	5,287
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(g)	10	152
0.000% due 01/25/2039 «(g)	1,000	465
0.000% due 05/25/2040 «(g)	1,000	559
0.000% due 09/25/2040 «(g)	339	217
Southern Pacific Secured Asset Corp.
2.556% due 07/25/2029 •	5	5
Structured Asset Investment Loan Trust
3.941% due 10/25/2034 •	1,986	1,962
6.716% due 10/25/2033 •	68	67
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	347	342

UPS Capital Business Credit
7.908% due 04/15/2026 «•	1,856	39

Total Asset-Backed Securities (Cost $74,063)		82,211

	SHARES
COMMON STOCKS 1.1%
CONSUMER DISCRETIONARY 0.6%
Caesars Entertainment Corp. (e)	71,398	732

ENERGY 0.2%
Forbes Energy Services Ltd. «(e)(j)	35,625	210

UTILITIES 0.3%
TexGen Power LLC «	9,914	362

Total Common Stocks (Cost $2,910)		1,304

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	118,000	25

Total Warrants (Cost $0)		25

PREFERRED SECURITIES 1.9%
INDUSTRIALS 1.9%
Sequa Corp.
9.000% «	2,425	2,183

Total Preferred Securities (Cost $2,401)		2,183

REAL ESTATE INVESTMENT TRUSTS 1.9%
REAL ESTATE 1.9%
VICI Properties, Inc.	104,988	2,270

Total Real Estate Investment Trusts (Cost $1,538)		2,270

SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS (k) 1.4%
		1,686

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 1.2%
Federal Home Loan Bank
2.158% due 12/07/2018 (g)(h)	$1,400	1,394

U.S. TREASURY BILLS 1.1%
2.050% due 10/18/2018 - 12/13/2018 (f)(g)(o)	1,266	1,263

Total Short-Term Instruments (Cost $4,344)		4,343

Total Investments in Securities (Cost $165,673)		176,130

Total Investments 149.0% (Cost $165,673)		$176,130
Financial Derivative Instruments (m)(n) (0.7)% (Cost or Premiums, net $(617))		(791)
Other Assets and Liabilities, net (48.3)%		(57,114)

Net Assets Applicable to Common Shareholders 100.0%		$118,225

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

∎

All or a portion of this amount represent unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Coupon represents a yield to maturity.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Forbes Energy Services Ltd.	07/29/2014	$1,769	$210	0.18%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$1,686	U.S. Treasury Notes 2.750% due 07/31/2023	$(1,721)	$1,686	$1,686

Total Repurchase Agreements						$(1,721)	$1,686	$1,686

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	3.686%	01/17/2018	01/17/2019	$(2,832)	$(2,854)
BRC	3.335	07/26/2018	10/26/2018	(608)	(612)
	3.343	07/03/2018	10/03/2018	(2,311)	(2,330)
JPS	3.071	09/04/2018	12/04/2018	(3,842)	(3,851)
MSB	3.741	02/05/2018	02/05/2019	(1,110)	(1,116)
NOM	2.800	09/21/2018	10/23/2018	(226)	(226)
RBC	3.620	08/07/2018	02/07/2019	(691)	(695)
	3.620	08/29/2018	03/01/2019	(117)	(117)
	3.630	08/02/2018	02/04/2019	(1,923)	(1,935)
RDR	2.520	08/30/2018	11/30/2018	(713)	(715)
RTA	3.460	04/05/2018	10/05/2018	(3,954)	(4,022)
	3.460	04/06/2018	10/09/2018	(4,300)	(4,374)
	3.513	05/07/2018	11/07/2018	(7,269)	(7,373)
	3.515	05/08/2018	11/08/2018	(2,845)	(2,886)
	3.529	07/31/2018	01/31/2019	(1,778)	(1,789)
	3.544	09/07/2018	03/07/2019	(2,643)	(2,649)
	3.608	09/12/2018	10/02/2018	(466)	(467)
	3.608	09/12/2018	03/12/2019	(5,982)	(5,993)
	3.628	08/29/2018	03/01/2019	(204)	(205)
SAL	3.187	04/05/2018	10/01/2018	(1,331)	(1,352)
SOG	2.830	07/05/2018	10/03/2018	(2,154)	(2,169)
	2.850	07/24/2018	10/24/2018	(434)	(436)
	2.880	09/04/2018	12/04/2018	(276)	(277)
	3.281	07/10/2018	10/10/2018	(875)	(882)
	3.414	05/15/2018	11/15/2018	(438)	(440)
UBS	3.260	08/31/2018	12/03/2018	(1,915)	(1,920)
	3.290	07/03/2018	10/03/2018	(3,099)	(3,124)
	3.290	08/07/2018	11/07/2018	(1,697)	(1,705)
	3.290	08/09/2018	11/09/2018	(3,047)	(3,062)

Total Reverse Repurchase Agreements					$(59,576)

(l)	Securities with an aggregate market value of $78,365 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(62,220) at a weighted average interest rate of 3.342%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	9.222%	$590	$(33)	$(4)	$(37)	$0	$(3)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	1.559	300	9	23	32	0	0

						$(24)	$19	$(5)	$0	$(3)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.860%	Semi-Annual	04/26/2023	$50,000	$(137)	$87	$(50)	$36	$0
Pay (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	15,300	(131)	(122)	(253)	9	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	60,000	1,131	(4,731)	(3,600)	30	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	3,200	77	(383)	(306)	2	0
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2038	19,200	64	528	592	6	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	1,600	132	72	204	1	0
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048	4,500	36	123	159	5	0

						$1,172	$(4,426)	$(3,254)	$89	$0

Total Swap Agreements						$1,148	$(4,407)	$(3,259)	$89	$(3)

Cash of $94,137 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$300	$(16)	$(19)	$0	$(35)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	600	(69)	25	0	(44)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	300	(38)	20	0	(18)
FBF	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	100	(16)	9	0	(7)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	5,054	(1,006)	704	0	(302)
	ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	1,215	(235)	63	0	(172)
	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	500	(25)	19	0	(6)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	300	(41)	(21)	0	(62)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	700	(39)	(43)	0	(82)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	100	(5)	(1)	0	(6)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	700	(87)	46	0	(41)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	1,200	(126)	66	0	(60)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	300	(13)	(4)	0	(17)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	100	(12)	5	0	(7)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	300	(37)	19	0	(18)

Total Swap Agreements						$(1,765)	$888	$0	$(877)

(o)

Securities with an aggregate market value of $1,260 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$100	$6,236	$564	$6,900
Corporate Bonds & Notes
Banking & Finance	0	5,355	0	5,355
Industrials	800	9,602	97	10,499
Utilities	0	117	0	117
Convertible Bonds & Notes
Industrials	0	45	0	45
Municipal Bonds & Notes
Arkansas	0	158	0	158
West Virginia	0	806	0	806
U.S. Government Agencies	0	6,404	0	6,404
Non-Agency Mortgage-Backed Securities	0	52,8778	632	53,510
Asset-Backed Securities	0	80,433	1,777	82,211
Common Stocks
Consumer Discretionary	732	0	0	732
Energy	0	0	210	210
Utilities	0	0	362	362
Warrants
Industrials	0	0	25	25
Preferred Securities
Industrials	0	0	2,183	2,183
Real Estate Investment Trusts
Real Estate	2,270	0	0	2,270
Short-Term Instruments
Repurchase Agreements	0	1,686	0	1,686
Short-Term Notes	0	1,394	0	1,394
U.S. Treasury Bills	0	1,263	0	1,263

Total Investments	$3,902	$166,378	$5,850	$176,130

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$89	$0	$89

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(877)	0	(877)

	$0	$(880)	$0	$(880)

Total Financial Derivative Instruments	$0	$(791)	$0	$(791)

Totals	$3,902	$165,587	$5,850	$175,339

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2018:

Category and Subcategory	Beginning Balance at 06/30/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$224	$353	$0	$0	$0	$(13)	$0	$0	$564	$(13)
Corporate Bonds & Notes
Banking & Finance	798	0	(800)	0	4	(2)	0	0	0	0
Industrials	96	0	0	0	0	1	0	0	97	1
Non-Agency Mortgage-Backed Securities	649	0	(20)	0	1	2	0	0	632	1
Asset-Backed Securities	1,491	346	0	10	0	(70)	0	0	1,777	(70)
Common Stocks
Energy	0	0	0	0	0	0	210	0	210	0
Utilities	314	0	0	0	0	48	0	0	362	48
Warrants
Industrials	30	0	0	0	0	(5)	0	0	25	(5)
Preferred Securities
Industrials	1,967	216	0	0	0	0	0	0	2,183	0

Totals	$5,569	$915	$(820)	$10	$5	$(39)	$210	$0	$5,850	$(38)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$564	Third Party Vendor	Broker Quote	99.000
Corporate Bonds & Notes Industrials	97	Reference Instrument	Yield	10.040
Non-Agency Mortgage-Backed Securities	443	Proxy Pricing	Base Price	4.357 - 99.046
	189	Third Party Vendor	Broker Quote	93.000
Asset-Backed Securities	1,738	Proxy Pricing	Base Price	44.000 - 50,188.770
	39	Third Party Vendor	Broker Quote	2.125
Common Stocks
Energy	210	Other Valuation Techniques (2)	—	—
Utilities	362	Indicative Market Quotation	Broker Quote	$36.500
Warrants
Industrials	25	Other Valuation Techniques (2)	—	—
Preferred Securities
Industrials	2,183	Indicative Market Quotation	Broker Quote	$900.000

Total	$5,850

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	JPS	JP Morgan Securities, Inc.	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank, N.A	RTA	Bank of New York Mellon Corp.
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	SAL	Citigroup Global Markets, Inc.
FBF	Credit Suisse International	NOM	Nomura Securities International Inc.	SOG	Societe Generale
FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada	UBS	UBS Securities LLC
GST	Goldman Sachs International

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	US0001M	1 Month USD Swap Rate	US0003M	3 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
ALT	Alternate Loan Trust	TBA	To-Be-Announced

Item 2. Controls and Procedures

(a)

The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PCM Fund Inc.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018